Impairment of Goodwill and Other Non-Current Assets - Additional Information (Detail) - RUB (₽)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of impairment loss and reversal of impairment loss [line items]
Forecasted period for non-mining subsidiaries to reach stabilized cash flows	Five years
Impairment of non-current assets	₽ 6,081,000,000	₽ 5,202,000,000	₽ 1,460,000,000
Carrying value of property, plant and equipment	₽ 197,875,000,000	₽ 204,353,000,000	₽ 215,844,000,000	₽ 224,299,000,000
Percentage decrease in future planned revenue	5.00%	5.00%
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of property, plant and equipment	₽ 2,651,000,000	₽ 1,996,000,000
Elga coal complex [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Percentage of increase in discount rate	1.00%
Percentage decrease in sales prices	2.80%
Excess of recoverable amount over carrying amount	₽ 33,558,000,000
Kuzbass Power Sales Company (KPSC) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill		1,026,000,000
Impairment of property, plant and equipment		644,000,000
Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of PP&E	151,000,000
Impairment of property, plant and equipment and mineral license	1,258,000,000	1,363,000,000
Korshunov mining plant KMP [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of PP&E	1,631,000,000
Korshunov mining plant KMP [member] | Mineral licenses [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of mineral licenses	640,000,000
Izhstal [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of non-current assets	2,130,000,000
Carrying value of property, plant and equipment	2,871,000,000
Southern Kuzbass Power Plant (SKPP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment of goodwill	₽ 2,279,000,000
Percentage decrease in sales prices	0.90%
Decrease in growth rate	1.30%
Excess of recoverable amount over carrying amount	₽ 473,000,000
Cash generating units [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill	₽ 0	2,930,000,000
Cash generating units [member] | Bratsk Ferroalloy Plant (BFP) [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment loss on goodwill		₽ 2,930,000,000
Bottom of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Terminal growth rate	2.00%
Top of range [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Terminal growth rate	4.00%